PROVISIONS	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
PROVISIONS	PROVISIONS

	As of December 31,
	2025	2024
Provisions for product warranty	$2,886	$3,827
Restoration liabilities	$2,371	$1,832
	$5,257	$5,659

Current	$4,306	$4,240
Non-current	951	1,419
	$5,257	$5,659
Movements of provisions for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the Year Ended December 31
	2025	2024	2023
Balance as of January 1	$5,659	$6,506	$8,050
Additional provisions recognized	2,950	5,193	3,209
Unused provisions reversed	(1,654)	—	(62)
Provisions used	(1,903)	(5,620)	(4,684)
Exchange differences on translation	205	(420)	(7)
Balance as of December 31	$5,257	$5,659	$6,506
The Company provided warranty service for its customers. The warranty period for electric scooters was generally two years. The warranty was estimated based on actual claims incurred to date as well as the forecasted claims based on historical experience and an estimate of the working hours, material costs and hourly wage rates, depending on the types of electric scooters.